Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 5,502	$ 5,037
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(1,971)	(2,081)
Tax-exempt income from securities	(52)	(337)
Tax rate change		1,050
Other	143	(98)
Income taxes (recoveries)	$ 3,622	$ 3,571
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	27.70%	27.70%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(9.90%)	(11.40%)
Tax-exempt income from securities	(0.30%)	(1.90%)
Tax rate change		5.80%
Other	0.70%	(0.60%)
Income taxes in Consolidated Statements of Income / effective tax rate	18.20%	19.60%